IFRS 7 Disclosure - Liquidity and Funding Risk - Long-Term Funding Sources (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	$ 260,112	$ 247,749
Unsecured long-term funding [member]
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	169,621	150,682
Secured long-term funding [member]
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	76,550	83,353
Subordinated debentures [member]
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	$ 13,941	$ 13,714